Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organisation And Nature Of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Laifeng Anpulo (Group) Food Development Co., Ltd. (the “Company” or “Anpulo Laifeng”) was registered as a privately owned company on March 3, 2005 in the People’s Republic of China (the “PRC”). The Company’s business operations consist of processing and distributing pork products. The Company also engages in the research and development, manufacturing and distribution of chilled pork, frozen pork and prepared meats. The Company distributes its products to the clients mainly in Hubei and Hunan Province.

The financial statements for Laifeng Anpulo (Group) Food Development Co., Ltd. as of December 31, 2012 and 2011 and for the years then ended include only their meat processing and meat retail divisions. The Company’s farm division was, as noted, sold in 2011 to Tianli Agritech Inc. The Company believes that their only operations are that of meat processing and meat retailing. The farming division was sold over two years ago, as it was determined when they sold their farming operation, that the Company did not want to focus on the farming of livestock. The Company did not consolidate their farming operations into their year ended December 31, 2011 operation as it would not have been comparable to the year ended December 31, 2012. It was not presented as a discontinued operation as the Company had not been a previously reporting Company and there is not historical precedent to present it as a discontinued operation.

The Company follows FASB ASC 280-Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. The Company’s management has determined that as of September 30, 2013 and December 31, 2012 their operations are in one segment, that of retail pork product sales.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Laifeng Anpulo (Group) Food Development Co., Ltd. (the “Company” or “Anpulo Laifeng”) was registered as a privately owned company on March 3, 2005 in the People’s Republic of China (the “PRC”). The Company’s business operations consist of processing and distributing pork products. The Company also engages in the research and development, manufacturing and distribution of chilled pork, frozen pork and prepared meats. The Company distributes its products to the clients mainly in Hubei and Hunan Province.

The financial statements for Laifeng Anpulo (Group) Food Development Co., Ltd. as of December 31, 2012 and 2011 and for the years then ended include only their meat processing and meat retail divisions. The Company’s farm division was, as noted, sold in 2011 to Tianli Agritech Inc. The Company believes that their only operations are that of meat processing and meat retailing. The farming division was sold over two years ago, as it was determined when they sold their farming operation, that the Company did not want to focus on the farming of livestock. The Company did not consolidate their farming operations into their year ended December 31, 2011 operation as it would not have been comparable to the year ended December 31, 2012. It was not presented as a discontinued operation as the Company had not been a previously reporting Company and there is not historical precedent to present it as a discontinued operation.

The Company follows FASB ASC 280-Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. The Company’s management has determined that as of December 31, 2012 and 2011 their operations are in one segment, that of retail pork product sales.